Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Mid Cap Index Fund	FSCLX	FSCKX
Spartan Small Cap Index Fund	FSSPX	FSSVX

Funds of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust)

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2012

Bobe Simon no longer serves as a portfolio manager of the funds. All references to Mr. Simon are no longer applicable.

Peter Matthew has replaced Eric Matteson as the assistant portfolio manager of the funds. All references to Eric Matteson are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 30.

Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund are managed by Geode, a sub-adviser to each fund. Peter Matthew is an assistant portfolio manager of each fund and receives compensation for his services. As of August 31, 2012, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Spartan Mid Cap Index Fund's relative pre-tax investment performance measured against the Russell Midcap Index, and Spartan Small Cap Index Fund's relative pre-tax investment performance measured against the Russell 2000 Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Matthew as of August 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	2	12
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 89,831	$ 4,654	$ 19,931
Assets Managed with Performance-Based Advisory Fees (in millions)	$ none	none	none

* Includes Spartan Mid Cap Index Fund ($73 (in millions) assets managed) and Spartan Small Cap Index Fund ($69 (in millions) assets managed).

As of August 31, 2012, the dollar range of shares of Spartan Mid Cap Index Fund beneficially owned by Mr. Matthew was none, and the dollar range of shares of Spartan Small Cap Index Fund beneficially owned by Mr. Matthew was none.

MCX-SCXB-12-01  October 5, 2012
1.933397.102

Supplement to the

Fund	Institutional Class	Fidelity Advantage® Institutional Class
Spartan® Mid Cap Index Fund	FSTPX	FSMDX
Spartan Small Cap Index Fund	FSSSX	FSSNX

Funds of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust)

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2012

Bobe Simon no longer serves as a portfolio manager of the funds. All references to Mr. Simon are no longer applicable.

Peter Matthew has replaced Eric Matteson as the assistant portfolio manager of the funds. All references to Eric Matteson are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 30.

Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund are managed by Geode, a sub-adviser to each fund. Peter Matthew is an assistant portfolio manager of each fund and receives compensation for his services. As of August 31, 2012, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Spartan Mid Cap Index Fund's relative pre-tax investment performance measured against the Russell Midcap Index, and Spartan Small Cap Index Fund's relative pre-tax investment performance measured against the Russell 2000 Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Matthew as of August 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	2	12
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 89,831	$ 4,654	$ 19,931
Assets Managed with Performance-Based Advisory Fees (in millions)	$ none	none	none

* Includes Spartan Mid Cap Index Fund ($73 (in millions) assets managed) and Spartan Small Cap Index Fund ($69 (in millions) assets managed).

As of August 31, 2012, the dollar range of shares of Spartan Mid Cap Index Fund beneficially owned by Mr. Matthew was none, and the dollar range of shares of Spartan Small Cap Index Fund beneficially owned by Mr. Matthew was none.

MCX-I-SCX-IB-12-01  October 5, 2012
1.933398.102